Total Capital and Net Income Per Common Unit - Incentive Distributions (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	May 11, 2020
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Limited Partners - common units issued	87,000	87,000
Common Stock, Value, Issued			$ 122,600
General partner	$ 46,182	$ 48,286	2,300
Limited Partners' Capital Account	$ 1,465,408	$ 1,583,229	$ 2,300
Seapeak LLC
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Limited Partners - common units issued			10,750
Common Stock, Value, Issued			$ 122,600
Limited Partner [Member] | Seapeak LLC
Incentive Distribution Made to Managing Member or General Partner [Line Items]
General partner's proportionate contribution	98.20%